11 Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
(Loss) profit before income tax and social contribution	R$ (9,683,784)	R$ (4,603,068)	R$ 3,604,736
Adjustments for reconciliation of profit (loss)
Depreciation and amortization	4,048,081	3,632,265	2,990,577
Results from equity investments	(19,398)	10,218	(888)
Interest and monetary and exchange variations, net	10,457,272	4,145,110	6,013,944
Reversal of provisions	336,838	320,439	23,725
Provision - geological event in Alagoas	6,901,828	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(310,557)	(1,904,206)	(519,830)
Loss (reversals) for impairment of trade accounts receivable	55,252	7,069	(87,008)
Provision for losses and write-offs of long-lived assets	8,794	225,204	72,470
Adjustments for reconciliation of profit	11,833,122	5,195,662	12,099,502
Changes in operating working capital
Other financial assets	3,746,107	(3,680,460)
Financial investments	(1,860,827)	797,445	98,349
Trade accounts receivable	(2,187,826)	895,046	223,418
Inventories	(252,534)	867,817	(1,537,290)
Taxes recoverable	1,532,554	1,195,427	1,022,242
Prepaid expenses	293,785	202,732	(105,163)
Other receivables	397,103	(273,665)	(248,988)
Trade payables	(3,001,564)	282,445	1,343,375
Taxes payable	449,761	(569,793)	(977,248)
Advances from customers	198,988	197,965	(199,958)
Leniency agreement	(349,842)	(341,605)	(330,006)
Sundry provisions	(145,355)	(215,548)	(116,458)
Other payables	(1,366,118)	362,203	833,227
Cash generated (used) from operations	9,287,354	4,915,671	12,105,002
Interest paid	(2,736,821)	(2,238,445)	(1,916,801)
Income tax and social contribution paid	(257,542)	(411,951)	(937,831)
Net cash generated (used) by operating activities	6,292,991	2,265,275	9,250,370
Proceeds from the sale of fixed assets and intangible assets	33,140	12,590	95,133
Proceeds from the sale of investments			81,000
Funds received in the investments' capital reduction			2,254
Dividends received	4,822	3,513	41,791
Acquisitions to property, plant and equipment and intangible assets	(2,759,789)	(2,682,522)	(2,706,328)
Other investments			(2,167)
Net cash used in investing activities	(2,721,827)	(2,666,419)	(2,488,317)
Short-term and Long-term debt
Acquired	13,049,459	20,586,103	4,301,626
Payments	(8,734,505)	(17,425,409)	(6,592,197)
Braskem Idesa borrowings
Acquired		3,497,622
Payments	(905,210)	(4,398,453)	(812,929)
Related parties
Acquired loans (payment of loans)	(37,618)
Lease	(662,068)	(454,190)
Dividends paid	(2,380)	(668,904)	(1,499,900)
Other financial liabilities	(534,456)	499,999
Cash generated (used) in financing activities	2,173,222	1,636,768	(4,603,400)
Exchange variation on cash of foreign subsidiaries	1,314,586	20,619	(386,109)
Increase (decrease) in cash and cash equivalents	7,058,972	1,256,243	1,772,544
Cash and cash equivalents at the beginning of the year	6,803,880	5,547,637
Cash and cash equivalents at the end of the year	13,862,852	6,803,880	5,547,637
Increase in cash and cash equivalents	7,058,972	1,256,243	1,772,544
Consolidated Braskem Without The Effect Of Braskem Idesa Consolidated [member]
Disclosure of subsidiaries [line items]
(Loss) profit before income tax and social contribution	(8,933,147)	(4,401,388)	3,481,677
Adjustments for reconciliation of profit (loss)
Depreciation and amortization	2,995,609	2,732,181	2,228,978
Results from equity investments	1,026,922	326,427	(76,821)
Interest and monetary and exchange variations, net	8,541,980	3,050,987	4,658,342
Reversal of provisions	336,838	320,439	23,725
Provision - geological event in Alagoas	6,901,828	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(310,557)	(1,904,206)	(519,830)
Loss (reversals) for impairment of trade accounts receivable	8,794	224,825	69,270
Provision for losses and write-offs of long-lived assets	55,252	7,069	(87,008)
Adjustments for reconciliation of profit	10,623,519	3,739,401	9,778,333
Changes in operating working capital
Other financial assets	3,746,107	(3,680,460)
Financial investments	(1,860,827)	797,445	98,349
Trade accounts receivable	(2,247,729)	677,176	251,683
Inventories	(309,492)	825,236	(1,337,618)
Taxes recoverable	1,584,911	1,216,225	1,068,637
Prepaid expenses	(172,027)	85,549	(67,051)
Other receivables	44,513	(242,727)	(12,596)
Trade payables	(2,926,585)	330,633	1,113,381
Taxes payable	965,191	(485,309)	(828,222)
Advances from customers	224,764	176,189	(218,623)
Leniency agreement	(349,842)	(341,605)	(330,006)
Sundry provisions	(158,915)	(226,519)	(116,458)
Other payables	(1,399,928)	348,916	415,468
Cash generated (used) from operations	7,763,660	3,220,150	9,815,277
Interest paid	(1,946,931)	(1,576,526)	(1,328,420)
Income tax and social contribution paid	(252,479)	(403,614)	(937,557)
Net cash generated (used) by operating activities	5,564,250	1,240,010	7,549,300
Proceeds from the sale of fixed assets and intangible assets	33,140	12,590	95,133
Proceeds from the sale of investments			81,000
Funds received in the investments' capital reduction			2,254
Dividends received	4,822	3,513	41,791
Acquisitions to property, plant and equipment and intangible assets	(2,653,009)	(2,578,558)	(2,635,906)
Other investments			(2,167)
Net cash used in investing activities	(2,615,047)	(2,562,455)	(2,417,895)
Short-term and Long-term debt
Acquired	13,049,459	20,586,103	4,301,626
Payments	(8,734,505)	(17,425,409)	(6,592,197)
Related parties
Acquired loans (payment of loans)			72,880
Lease	(610,392)	(407,320)
Dividends paid	(2,380)	(668,904)	(1,499,900)
Other financial liabilities	(534,456)	499,999
Cash generated (used) in financing activities	3,167,726	2,584,469	(3,717,591)
Exchange variation on cash of foreign subsidiaries	1,054,845	(59,659)	(309,941)
Increase (decrease) in cash and cash equivalents	7,171,774	1,202,365	1,103,873
Cash and cash equivalents at the beginning of the year	5,786,645	4,584,280	3,480,407
Cash and cash equivalents at the end of the year	12,958,419	5,786,645	4,584,280
Increase in cash and cash equivalents	7,171,774	1,202,365	1,103,873
Braskem Idesa Consolidated [member]
Disclosure of subsidiaries [line items]
(Loss) profit before income tax and social contribution	(1,826,811)	(559,877)	162,500
Adjustments for reconciliation of profit (loss)
Depreciation and amortization	1,114,439	952,916	810,581
Interest and monetary and exchange variations, net	1,921,975	1,062,843	1,344,888
Loss (reversals) for impairment of trade accounts receivable		379	3,200
Adjustments for reconciliation of profit	1,209,603	1,456,261	2,321,169
Changes in operating working capital
Trade accounts receivable	(152,971)	325,820	(7,348)
Inventories	56,958	42,581	(199,672)
Taxes recoverable	(52,357)	(20,798)	(46,395)
Prepaid expenses	465,812	117,183	(38,112)
Other receivables	352,590	(30,938)	(236,392)
Trade payables	137,895	(156,138)	209,077
Taxes payable	(515,430)	(84,484)	(149,026)
Advances from customers	(25,776)	21,776	18,665
Sundry provisions	13,560	10,971
Other payables	33,810	13,287	417,759
Cash generated (used) from operations	1,523,694	1,695,521	2,289,725
Interest paid	(789,890)	(661,919)	(588,381)
Income tax and social contribution paid	(5,063)	(8,337)	(274)
Net cash generated (used) by operating activities	728,741	1,025,265	1,701,070
Acquisitions to property, plant and equipment and intangible assets	(106,780)	(103,964)	(70,422)
Net cash used in investing activities	(106,780)	(103,964)	(70,422)
Braskem Idesa borrowings
Acquired		3,497,622
Payments	(905,210)	(4,398,453)	(812,929)
Related parties
Acquired loans (payment of loans)	(37,618)		(72,880)
Lease	(51,676)	(46,870)
Cash generated (used) in financing activities	(994,504)	(947,701)	(885,809)
Exchange variation on cash of foreign subsidiaries	259,741	80,278	(76,168)
Increase (decrease) in cash and cash equivalents	(112,802)	53,878	668,871
Cash and cash equivalents at the beginning of the year	1,017,235	963,357	294,686
Cash and cash equivalents at the end of the year	904,433	1,017,235	963,357
Increase in cash and cash equivalents	(112,802)	53,878	668,871
Eliminations [member]
Disclosure of subsidiaries [line items]
(Loss) profit before income tax and social contribution	1,076,174	358,197	(39,441)
Adjustments for reconciliation of profit (loss)
Depreciation and amortization	(61,967)	(52,832)	(48,982)
Results from equity investments	(1,007,524)	(336,645)	77,709
Interest and monetary and exchange variations, net	(6,683)	31,280	10,714
Changes in operating working capital
Trade accounts receivable	212,874	(107,950)	(20,917)
Trade payables	R$ (212,874)	R$ 107,950	R$ 20,917